September 27, 2012

Securities and Exchange Commission

450 Fifth Street, N.W.

Room 5506, Stop 5-5

Washington, D.C. 20549

Attn:	Mr. Brian Thompson
Division of Investment Management

Re:	Post-Effective Amendment No. 40 for ICON Funds
Securities Act Registration No. 333-14927
Investment Company Act File No. 811-7883

Dear Mr. Thompson:

On behalf of the ICON Funds, we are transmitting for filing Post Effective Amendment (“PEA”) No. 40 to our Registration Statement filed on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933. We request that this Post Effective Amendment become effective tomorrow, September 28, 2012 pursuant to Rule 485(b).

On July 13, 2012, the Registrant filed, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 39 to its registration statement on Form N-1A. The Registrant made the filing to include a new Sub-series or Fund, the ICON Opportunities Fund. On August 24, 2012 you, on behalf of the staff of the Commission (the “Staff”), provided us with oral comments to our filing. This PEA No. 40 incorporates the Staff comments. For your convenience we will recite the comments and address how we amended PEA No. 39 to address the Staff comments.

The Registrant is aware of its obligations under the Securities Act of 1933 and acknowledges that:

•	The ICON Funds, not the Staff, are responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•	Staff comments, or changes to disclosure by the ICON Funds in response to Staff comments, does not relieve the ICON Funds of our responsibility for disclosure; and

•	The ICON Funds may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Mr. Brian Thompson

Division of Investment Management

Securities and Exchange Commission

September 27, 2012

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Despite this acknowledgement, we would like to thank you for taking the time to review and explain the Staff’s comments. We found the comments to be helpful and in many cases informative. We hope that this process will lead to better disclosure documents for our shareholders and the investing public.

This PEA does not contain disclosures which would render it ineligible to become effective under paragraph (b).

Below is a summary of the Staff comments, along with our proposed resolutions.

1.	Staff Comment – Prospectus - Fund Summary: In the Prospectus, following the cover page, the page titled ICON eDelivery is misplaced and must be deleted or moved pursuant to General Instruction C 3 to Form N-1A.

ICON Response: We have removed the page.

2.	Staff Comment – Prospectus - In the Fund Summary, footnote No. 2 to the Fees and Expenses of the Fund table, please confirm or file the Expense Limitation Agreement.

ICON Response: The Expense Limitation Agreement is filed as Exhibit (H)(5)(t) to this POA No. 40.

3.	Staff Comment – Prospectus - In the Section “More About Fund Summaries” you define the market cap of companies in the S&P SmallCap 600 index as companies in range from $400 million to $3.6 billion. Please add disclosure indicating the date used to calculate those figures.

ICON Response: We have updated the number and provided the date used by the S&P to calculate the number.

4.	Staff Comment – Prospectus – in the “Summary”:

•

Under the heading Principal Investment Strategies in the second paragraph you discuss investing in emerging markets, derivatives, preferred stocks investments in REITs; investments in convertible securities and also investments in certain types of REITs, but do not have a corresponding disclosure in your “Principal Risk” section. If these strategies are part of your primary investment strategy, please include a corresponding risk, but if not a primary strategy, please put this in an appropriate section.

•

The that same paragraph the last two sentences do not appear to be part of your principal investment strategy – consider moving them to a section further back in the appropriate section entitled More About Investment Strategies and Risks.

Mr. Brian Thompson

Division of Investment Management

Securities and Exchange Commission

September 27, 2012

3

•

Please put all strategies that are not “primary” in the section “Other Portfolio Investment Strategies” such as Foreign Securities, Derivatives, convertible securities, which all seem correctly described in this section. In the Summary, only discuss principal strategies and the principal risks. You may, but are not required to, discuss other strategies in the Prospectus. But in the Fund Summary you are not permitted to discuss other strategies.

•	Please provide a disclosure of the Fund’s principal strategies, its principal investments and its principal risks, in response to item 9.A., B. and C.

ICON Response: We have reviewed all of the Staff’s suggestions and made a number of changes to the Summary and the Prospectus. Specifically, we have defined the Fund’s principal investment strategy narrowly to include only its Principal Investment Strategy according to the above comments and suggestions.

5.	Staff Comment – Prospectus – In the Fund Summary under Tax Information, please add disclosure to clarify that if you invest through a tax deferred arrangement, those tax deferred distributions may be subject to tax at a later point in time.

ICON Response: We have added the appropriate disclosure.

6.	Staff Comment – Prospectus - In the “Industry and Concentration Risks” section, under the heading “More About Risk” please confirm that this is not a concentrated fund and that the industry and concentration risk you are discussing does not mean that the fund will not exceed the diversity test by investing more than 25% of the Fund’s total assets in a single industry. If the Fund considers this strategy of overweighting to be part of its principal investment strategy, it must be discussed in the Fund Summary.

ICON Response: We confirm that the Fund is not a concentrated fund and the fund will not exceed the 25% threshold. We have added a discussion in the principal investment strategy section about concentration and industry rotation, and have moved a risk factor on concentration to the Summary.

7.	Staff Comment – Prospectus - Under the section entitled “The Fund’s Investment Manager,” under the subheading “Investment Committee Members.” Please divide this subsection into two sections, on entitled “Portfolio Managers” where the registrant should discuss Dr. Callahan and Scott Callahan pursuant to Item 10.A.2 of Form N-1A, and another section, not required which you could include as “Investment Committee Member.” With respect to Dr. Callahan, please clarify his tenure. Please make sure that the information required by Item 10.A.2. is included.

Mr. Brian Thompson

Division of Investment Management

Securities and Exchange Commission

September 27, 2012

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ICON Response: We have made the requested suggestions and confirm the information complies with Item 10.A.2.

8.	Staff Comment – Prospectus – Under the same section discussed in Comment 7 above, revise the language and facts to conform to Item 10. So for example, the information concerning the Investment Committee should read: “The SAI provides additional information about the Portfolio Managers’ compensation.”

ICON Response: We have made the requested reorganization in conformity to Item 10.

9.	Staff Comment – Prospectus – On the back cover page of the Prospectus please change the Zip Code from 20549-0102 to 20549-0520, and include the Registrants 40 Act file number.

ICON Response: We have made all the requested changes.

10.	Staff Comment – SAI – page 35, under the caption “Board Assessment of Individuals Serving As Trustees” please clarify the specific experience, qualifications, attributes, or skills that led to the conclusion that the persons should serve as a director for the Fund pursuant to Item 17.B.10

ICON Response: We have made all changes to conform to Item 17.B.10

11.	Staff Comment – SAI – page 35, – in the last column of the table, please clarify that under the information covers 5 years.

ICON Response: We have clarified the table as requested.

12.	Staff Comment – SAI – page 39, please add a column for the amount of compensation under the Funds paid to each director.

ICON Response: We have included the requested column and information.

13.	Staff Comment – SAI – page 41 - 43, please conform the information to the requirements discussing Comments 7 & 8 above.

ICON Response: We have modified the language and conformed the SAI to the requested information.

Mr. Brian Thompson

Division of Investment Management

Securities and Exchange Commission

September 27, 2012

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14.	Staff Comment – SAI – page 42, if the portfolio managers are compensated based on performance please provide appropriate disclosure addressing performance based compensation.

ICON Response: The portfolio managers are not compensated based on performance and we have deleted any reference to same.

I believe we have adequately addressed all of your suggestions as noted above. If you have any questions, or if I can be of any assistance, please do not hesitate to contact me directly at 303.328.9207.

Sincerely,

Donald Salcito

General Counsel and

Executive Vice President